Finance income (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Current accounts and short-term bank deposits	R 8,508	R 14,052	R 7,292
Finance lease receivable income	3	20	267
Other	440	520	567
Finance income, gross	8,951	14,592	8,126
Net foreign exchange gains	0	1,476	144,038
Finance income	R 8,951	R 16,068	R 152,164